Equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Continuing and Discontinued Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity [abstract]
Net income attributable to the owners of the parent company - diluted	€ 8	€ 4,577	€ 2,747